AQUILA NARRAGANSETT TAX-FREE INCOME FUND

SCHEDULE OF INVESTMENTS

June 30, 2021

(unaudited)

Principal Amount	General Obligation Bonds (26.2%)	Ratings Moody's, S&P and Fitch	Value	(a)

	Barrington, Rhode Island
$ 1,120,000	2.500%, 08/01/25	Aa1/NR/NR	$ 1,143,800

	Bristol, Rhode Island
865,000	3.500%, 08/01/31	NR/AA+/NR	1,003,071
1,900,000	3.000%, 08/01/38 Series 2021A†††	NR/AA+/NR	2,169,420

	Coventry, Rhode Island
1,605,000	3.625%, 03/15/27 MAC Insured	A1/AA/NR	1,778,709

	Cranston, Rhode Island
1,325,000	4.000%, 07/01/28	A1/AA-/AA+	1,524,386
1,170,000	5.000%, 08/01/32 Series 2018 A	A1/AA-/AA+	1,472,457
1,000,000	4.000%, 08/01/33 Series 2019 A BAMI Insured	A1/AA/AA+	1,172,650
615,000	4.000%, 08/01/35 Series 2019 A BAMI Insured	A1/AA/AA+	719,341
1,515,000	4.250%, 07/15/24 Series B BAMI Insured	A1/AA/AA+	1,690,725
1,000,000	4.250%, 07/15/25 Series B BAMI Insured	A1/AA/AA+	1,148,780

	Cumberland, Rhode Island
500,000	4.250%, 11/01/27 Series 2011 A	NR/AA+/NR	506,210
500,000	4.625%, 11/01/31 Series 2011 A	NR/AA+/NR	506,455
700,000	4.500%, 03/15/32 Series 2018 A	NR/AA+/NR	843,381

	East Providence, Rhode Island Tax Anticipation Note
2,500,000	2.000%, 07/29/21 Series 2021-1	NR/SP-1+/NR	2,503,750

	Hopkinton, Rhode Island
500,000	4.375%, 08/15/31	Aa3/NR/NR	502,285

	Johnston, Rhode Island
1,020,000	3.450%, 06/01/29 Series A	A2/AA/NR	1,075,651
1,020,000	3.700%, 06/01/33 Series A	A2/AA/NR	1,080,741

	Lincoln, Rhode Island
1,500,000	3.500%, 08/01/24 Series A	Aa2/NR/AAA	1,645,245
2,225,000	3.500%, 08/01/25 Series A	Aa2/NR/AAA	2,496,673

	Middleton, Rhode Island
435,000	4.000%, 02/01/31 Series 2021A	Aa1/NR/NR	553,063

	Narragansett, Rhode Island
1,025,000	3.500%, 07/15/28	Aa2/AA+/NR	1,111,151

	North Kingstown, Rhode Island
550,000	3.000%, 04/15/24 Series A	Aa2/AA+/NR	577,077
1,500,000	3.500%, 04/01/37 Series 2021 A	NR/AA+/NR	1,778,970

	North Smithfield, Rhode Island
825,000	3.000%, 06/15/26 Series A	Aa2/NR/NR	917,441
1,075,000	3.500%, 05/15/34	Aa2/NR/NR	1,253,665

	Pawtucket, Rhode Island
1,010,000	4.000%, 11/01/25 AGMC Insured	A2/AA/A+	1,111,051
890,000	4.500%, 07/15/33 Series C AGMC Insured	A2/AA/NR	1,093,534
935,000	4.500%, 07/15/34 Series C AGMC Insured	A2/AA/NR	1,145,889
975,000	4.500%, 07/15/35 Series C AGMC Insured	A2/AA/NR	1,185,951

	Portsmouth, Rhode Island
1,140,000	3.750%, 02/01/31 Series A	Aa2/AAA/NR	1,285,327

	Providence, Rhode Island
975,000	3.625%, 01/15/29 Series A AGMC Insured	A2/AA/A-	1,017,344
2,010,000	3.750%, 01/15/30 Series A AGMC Insured	A2/AA/A-	2,099,204
1,000,000	3.750%, 01/15/32 Series A AGMC Insured	A2/AA/A-	1,042,390

	Rhode Island State & Providence Plantations Consolidated Capital Development Loan
2,000,000	3.750%, 11/01/23 Series A	Aa2/AA/AA	2,165,880
2,000,000	3.000%, 05/01/31 Series A	Aa2/AA/AA	2,165,140
2,500,000	4.000%, 04/01/32 Series A	Aa2/AA/AA	2,984,450
2,000,000	3.000%, 05/01/32 Series A	Aa2/AA/AA	2,161,260
2,000,000	3.000%, 05/01/36 Series A	Aa2/AA/AA	2,234,700
1,150,000	4.000%, 10/15/24 Series B	Aa2/AA/AA	1,207,167
1,000,000	3.250%, 10/15/31 Series B	Aa2/AA/AA	1,039,680
2,000,000	5.000%, 08/01/23 Series D	Aa2/AA/AA	2,201,100
2,000,000	5.000%, 08/01/24 Series D	Aa2/AA/AA	2,290,180
2,260,000	4.000%, 08/01/30 Series 2021C	Aa2/AA/AA	2,849,295

	Richmond, Rhode Island
1,020,000	3.000%, 08/01/24	Aa3/NR/NR	1,064,931

	Warren, Rhode Island
1,170,000	4.000%, 02/15/33 Series 2018 A	Aa3/NR/NR	1,373,358

	Warwick, Rhode Island
2,000,000	4.000%, 08/01/22 Series 2015 B AGMC Insured	NR/AA/NR	2,078,600

	West Greenwich, Rhode Island
1,175,000	3.000%, 08/15/26	NR/AA+/NR	1,291,407

	West Warwick, Rhode Island
795,000	5.000%, 10/01/32 Series A BAMI Insured	Baa1/AA/NR	939,483

	Total General Obligation Bonds		69,202,418

	Revenue Bonds (65.1%)

	Development (9.6%)

	Providence, Rhode Island Public Building Authority (Capital Improvement Program Projects)
3,000,000	4.000%, 09/15/34 Series A AGMC Insured	A2/AA/NR	3,498,120
4,200,000	4.000%, 09/15/35 Series A AGMC Insured	A2/AA/NR	4,889,682

	Providence, Rhode Island Redevelopment Agency Refunding Public Safety Building Project
1,680,000	5.000%, 04/01/26 Series A AGMC Insured	A2/AA/NR	1,957,822

	Rhode Island Convention Center Authority Refunding
8,000,000	4.000%, 05/15/23 Series A	A1/AA-/AA-	8,563,840

	Rhode Island Infrastructure Bank Municipal Road and Bridge Revolving Fund
935,000	4.000%, 10/01/33 Series 2019 A	NR/AA/NR	1,092,837
845,000	4.000%, 10/01/34 Series 2019 A	NR/AA/NR	985,566
1,010,000	4.000%, 10/01/35 Series 2019 A	NR/AA/NR	1,176,297

	Rhode Island Infrastructure Bank Efficient Buildings Fund, Green Bonds
1,110,000	4.000%, 10/01/29 Series 2018 A	NR/AA/NR	1,348,939
1,555,000	3.000%, 10/01/37 Series 2020 A	NR/AA/NR	1,713,672

	Total Development		25,226,775

	Healthcare (2.6%)

	Rhode Island Health & Education Building Corp., Hospital Financing, Lifespan Obligated Group
1,000,000	5.000%, 05/15/31 Series 2016	NR/BBB+/BBB+	1,160,370
1,000,000	5.000%, 05/15/33 Series 2016	NR/BBB+/BBB+	1,146,750
1,250,000	5.000%, 05/15/34 Series 2016	NR/BBB+/BBB+	1,431,038
1,750,000	5.000%, 05/15/39 Series 2016	NR/BBB+/BBB+	2,003,995

	Rhode Island State & Providence Plantations Lease COP (Eleanor Slater Hospital Project)
1,000,000	4.000%, 11/01/32 Series B	Aa3/AA-/AA-	1,200,320

	Total Healthcare		6,942,473

	Higher Education (6.6%)

	Rhode Island Health and Education Building Corp., Higher Educational Facility
2,500,000	5.000%, 09/15/30 Series 2010 A AGMC Insured	Aa3/NR/NR	2,508,900

	Rhode Island Health and Educational Building Corp., Higher Education Facility, Brown University
2,000,000	4.000%, 09/01/37 Series 2017	Aa1/AA+/NR	2,303,840

	Rhode Island Health and Educational Building Corp., Higher Education Facility, Bryant University
1,000,000	5.000%, 06/01/32 Series 2014	A2/A/NR	1,123,610

	Rhode Island Health and Educational Building Corp., Higher Education Facility, Providence College
1,000,000	4.000%, 11/01/31 Series 2012	A2/A/NR	1,012,750
2,490,000	4.000%, 11/01/24 Series 2015	A2/A/NR	2,786,534
250,000	4.000%, 11/01/37 Series 2021B†††	A2/A/NR	303,135
250,000	4.000%, 11/01/38 Series 2021B†††	A2/A/NR	302,370

	Rhode Island Health and Educational Building Corp., Higher Education Facility, Rhode Island School of Design
1,000,000	3.500%, 08/15/30 Series B AGMC Insured	A1/AA/NR	1,036,190

	Rhode Island Health and Educational Building Corp., Higher Education Facility, University of Rhode Island
1,000,000	4.250%, 09/15/31 Series A	Aa3/A+/NR	1,171,920

	Rhode Island Health and Educational Building Corp., Higher Education Facility, University of Rhode Island Auxiliary Enterprise
500,000	4.000%, 09/15/31 Series 2016 B	A1/A+/NR	574,460
2,650,000	4.000%, 09/15/42 Series 2017 A	A1/A+/NR	3,050,177
1,000,000	4.000%, 09/15/32 Series 2017 B	A1/A+/NR	1,170,910

	Total Higher Education		17,344,796

	Housing (5.9%)

	Rhode Island Housing & Mortgage Finance Corp. Homeownership Opportunity
250,000	3.000%, 10/01/39 Series 71	Aa1/AA+/NR	267,903
2,000,000	2.100%, 10/01/35 Series 73 A	Aa1/AA+/NR	2,018,800
2,000,000	2.300%, 10/01/40 Series 73 A	Aa1/AA+/NR	2,027,200

	Rhode Island Housing & Mortgage Finance Corp. Multi-Family Development Sustainability
770,000	2.750%, 10/01/34 Series 1-B	Aa2/NR/NR	821,913
1,000,000	3.100%, 10/01/44 Series 1-B	Aa2/NR/NR	1,063,990

	Rhode Island Housing & Mortgage Finance Corp. Multi-Family Development Sustainability
1,500,000	0.450%***, 10/01/40 Series 2021 1-A (Mandatory Tender Date 10/01/23)	Aa2/NR/NR	1,500,735

	Rhode Island Housing & Mortgage Finance Corp. Multi-Family Housing
2,500,000	4.625%, 10/01/25 Series 2010 A	Aaa/NR/NR	2,508,450
2,000,000	5.000%, 10/01/30 Series 2010 A	Aaa/NR/NR	2,007,520
1,255,000	3.450%, 10/01/36 Series 2016 1B	Aa2/NR/NR	1,330,551
1,000,000	3.250%, 10/01/27 Series 1B	Aa2/NR/NR	1,025,610
1,000,000	3.400%, 10/01/29 Series 3B	Aa2/NR/NR	1,044,640

	Total Housing		15,617,312

	Public School (26.9%)

	Rhode Island Health and Education Building Corp., Public Schools Financing Program
795,000	5.000%, 05/15/27 Series 2015 C	Aa2/NR/NR	932,567
1,630,000	5.000%, 05/15/27 Series 2015 D	A1/NR/NR	1,906,595

	Rhode Island Health and Education Building Corp., Public School Financing Program, Chariho Regional School District
1,520,000	4.000%, 05/15/31 Series 2017 J-2 B	Aa3/NR/NR	1,747,833

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of Coventry
1,000,000	3.750%, 05/15/28 Series 2013 B AGMC Insured	Aa3/AA/NR	1,025,080
1,000,000	4.000%, 05/15/33 AGMC Insured	Aa3/AA/NR	1,027,530

	Rhode Island Health and Educational Building Corp., Public School Financing Program, City of Cranston
1,170,000	4.000%, 05/15/30 Series 2015 B BAMI Insured	NR/AA/NR	1,311,313

	Rhode Island Health and Education Building Corp., Public School Financing Program, City of East Providence
1,000,000	3.625%, 05/15/32 Series B	Aa3/NR/NR	1,023,320
2,000,000	4.000%, 05/15/37 Series 2021F	NR/AA/NR	2,439,200
3,000,000	4.000%, 05/15/38 Series 2021F	NR/AA/NR	3,640,680

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of Jamestown
1,020,000	3.000%, 05/15/35 Series 2019 C	Aa1/NR/NR	1,131,180

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of Lincoln
3,245,000	5.000%, 05/15/33 Series 2020 B	Aa2/NR/AAA	4,280,999
1,610,000	4.000%, 05/15/35 Series 2020 B	Aa2/NR/AAA	1,976,855

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of Little Compton
1,620,000	4.000%, 05/15/25 Series 2013 H	NR/AAA/NR	1,730,063

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of North Kingston
370,000	4.000%, 05/15/29 Series 2021 A	NR/AA+/NR	453,990
405,000	4.000%, 05/15/30 Series 2021 A	NR/AA+/NR	502,366
355,000	3.000%, 05/15/33 Series 2021 A	NR/AA+/NR	406,642
415,000	3.000%, 05/15/34 Series 2021 A	NR/AA+/NR	471,760

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of North Providence
1,100,000	4.500%, 11/15/22 Series 2013 I	Aa3/AA-/NR	1,165,208
750,000	5.000%, 05/15/31 Series 2017 G AGMC Insured	Aa3/AA/NR	911,708
500,000	5.000%, 05/15/32 Series 2019 A AGMC Insured	Aa3/AA/NR	639,030
500,000	5.000%, 05/15/33 Series 2019 A AGMC Insured	Aa3/AA/NR	637,290
500,000	5.000%, 05/15/34 Series 2019 A AGMC Insured	Aa3/AA/NR	635,655
500,000	4.000%, 05/15/37 Series 2019 A AGMC Insured	Aa3/AA/NR	596,660

	Rhode Island Health and Education Building Corp., Public School Financing Program, City of Pawtucket
1,570,000	4.000%, 05/15/26 Series 2014 C	Aa3/NR/NR	1,728,005
1,000,000	4.250%, 05/15/29 Series 2017 E BAMI Insured	Aa3/AA/NR	1,185,190
1,045,000	4.000%, 05/15/31 Series 2018 B	Aa3/NR/NR	1,227,123
1,090,000	4.000%, 05/15/32 Series 2018 B	Aa3/NR/NR	1,276,935
2,350,000	3.000%, 05/15/39 Series 2019 B	Aa3/NR/NR	2,563,709

	Rhode Island Health and Education Building Corp., Public School Financing Program, City of Providence
500,000	4.000%, 05/15/36 Series 2021D BAMI Insured	Aa3/AA/NR	613,155
2,250,000	4.000%, 05/15/37 Series 2021D BAMI Insured	Aa3/AA/NR	2,744,100

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of Scituate
1,285,000	4.500%, 05/15/33 Series 2018 A	NR/AA/NR	1,567,070

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of Westerly
500,000	4.000%, 05/15/30 Series 2021E	NR/AA/NR	618,305
500,000	4.000%, 05/15/31 Series 2021E	NR/AA/NR	626,970

	Rhode Island Health and Education Building Corp., Public School Financing Program, Pooled Issue
445,000	5.000%, 05/15/35 Series 2019 A AGMC Insured	Aa3/AA/NR	564,932

	Rhode Island Health and Education Building Corp., Public School Financing Program, Pooled Issue - Tiverton, Foster-Glocester, Cranston, East Greenwich
3,000,000	4.000%, 05/15/28 Series A	Aa3/NR/NR	3,434,700

	Rhode Island Health and Education Building Corp., Public School Financing Program, Pooled Issue - Narragansett & Scituate
1,665,000	4.250%, 05/15/28 Series 2017 B	Aa2/NR/NR	1,988,659

	Rhode Island Health and Education Building Corp., Public School Financing Program, Providence Public Buildings Authority
3,000,000	3.750%, 05/15/27 Series 2015 A AGMC Insured	Aa3/AA/NR	3,349,860
1,500,000	4.000%, 05/15/28 Series 2015 A AGMC Insured	Aa3/AA/NR	1,688,760
2,000,000	4.000%, 05/15/30 Series 2015 B AGMC Insured	Aa3/AA/NR	2,241,560

	Rhode Island Health and Education Building Corp., Public School Financing Program, Providence Public Schools
2,000,000	4.500%, 05/15/22 Series 2013 A	Aa3/NR/NR	2,075,580
2,000,000	4.500%, 05/15/23 Series 2013 A	Aa3/NR/NR	2,161,020
2,000,000	4.500%, 05/15/24 Series 2013 A	Aa3/NR/NR	2,156,260
1,000,000	4.000%, 05/15/35 Series 2019 A AGMC Insured	Aa3/AA/NR	1,199,290

	Rhode Island Health and Education Building Corp., Public School Financing Program, City of Warwick
1,000,000	4.000%, 05/15/32 Series 2017 I	NR/AA/NR	1,156,690
1,340,000	4.000%, 05/15/35 Series 2019 D	NR/AA/NR	1,596,020

	Rhode Island Health and Education Building Corp., Public School Financing Program, City of Woonsocket
500,000	5.000%, 05/15/27 Series 2017 A AGMC Insured	Aa3/AA/NR	623,735
500,000	5.000%, 05/15/28 Series 2017 A AGMC Insured	Aa3/AA/NR	619,590
500,000	5.000%, 05/15/29 Series 2017 A AGMC Insured	Aa3/AA/NR	613,925

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of South Kingstown
780,000	3.500%, 05/15/34 Series 2020A	Aa1/NR/NR	908,840

	Total Public School		71,123,507

	Transportation (4.5%)

	Rhode Island Commerce Corp., Airport
635,000	5.000%, 07/01/36 2016 Series D	Baa1/A-/BBB+	757,771
1,015,000	5.000%, 07/01/37 2016 Series D	Baa1/A-/BBB+	1,209,301

	Rhode Island Commerce Corp., First Lien Special Facility Refunding Bonds (Rhode Island Airport Corporation Intermodal Facility Project)
1,425,000	5.000%, 07/01/24 Series 2018	Baa1/BBB+/NR	1,608,797
1,500,000	5.000%, 07/01/30 Series 2018	Baa1/BBB+/NR	1,849,125

	Rhode Island Commerce Corp., Grant Anticipation Refunding Bonds (Rhode Island Department of Transportation)
1,850,000	4.000%, 06/15/24 Series 2016 A	A2/AA-/NR	2,047,395
1,000,000	5.000%, 06/15/31 Series 2016 B	A2/AA-/NR	1,200,070

	Rhode Island State Economic Development Corp., Airport
1,000,000	5.000%, 07/01/24 Series B	Baa1/A-/BBB+	1,088,290
2,000,000	4.000%, 07/01/24 Series B	Baa1/A-/BBB+	2,134,840

	Total Transportation		11,895,589

	Turnpike/Highway (2.0%)

	Rhode Island State Turnpike & Bridge Authority, Motor Fuel Tax
1,240,000	4.000%, 10/01/27 Series 2016 A	NR/A+/A	1,413,625
1,500,000	4.000%, 10/01/34 Series 2016 A	NR/A+/A	1,692,270
1,000,000	4.000%, 10/01/36 Series 2016 A	NR/A+/A	1,125,780
300,000	4.000%, 10/01/33 Series 2019 A	NR/A+/A	357,204
300,000	4.000%, 10/01/34 Series 2019 A	NR/A+/A	356,358
345,000	4.000%, 10/01/35 Series 2019 A	NR/A+/A	409,146

	Total Turnpike/Highway		5,354,383

	Water and Sewer (6.1%)

	Narragansett, Rhode Island Bay Commission Wastewater System
3,145,000	4.000%, 02/01/28 Series A	NR/AA-/NR	3,515,638

	Rhode Island Clean Water Finance Agency, Water Pollution Control Bonds
3,000,000	4.375%, 10/01/21 Series 2002 B NPFG Insured	Aaa/AAA/AAA	3,031,620

	Rhode Island Clean Water Protection Finance Agency Safe Drinking Water Revolving Fund
1,085,000	3.500%, 10/01/25	NR/AAA/AAA	1,188,086
1,000,000	3.750%, 10/01/33	NR/AAA/AAA	1,060,260
1,000,000	3.750%, 10/01/34	NR/AAA/AAA	1,059,500

	Rhode Island Infrastructure Bank Water, City of Pawtucket
1,730,000	5.000%, 10/01/28 Series 2015 NPFG Insured	Baa2/A/NR	2,042,819

	Rhode Island Infrastructure Bank Water, Pollution Control
2,575,000	4.000%, 10/01/29 Series A	NR/AAA/AAA	2,917,784
500,000	4.000%, 10/01/32 Series A	NR/AAA/AAA	584,345

	Rhode Island Infrastructure Bank Water, Safe Drinking Water
500,000	3.000%, 10/01/31 Series A	NR/AAA/AAA	540,340

	Total Water and Sewer		15,940,392

	Other Revenue (0.9%)

	Providence, Rhode Island Public Building Authority (Capital Improvement Program Projects)
2,000,000	5.000%, 09/15/31 Series A AGMC Insured	A2/AA/NR	2,423,520

	Total Revenue Bonds		171,868,747

	Pre-Refunded\ Escrowed to Maturity Bonds (7.4%)††

	Pre-Refunded General Obligation Bonds (1.5%)

	Rhode Island State & Providence Plantations Consolidated Capital Development Loan
2,110,000	4.250%, 10/15/25 Series A	Aa2/AA/AA	2,305,829
1,500,000	5.000%, 11/01/34 Series B	Aa2/AA/AA	1,734,540

	Total Pre-Refunded General Obligation Bonds		4,040,369

	Pre-Refunded\ Escrowed to Maturity Revenue Bonds (5.9%)

	Healthcare (0.2%)

	Rhode Island Health & Education Building Corp., Hospital Financing (Care New England)
500,000	5.000%, 09/01/22 Series 2013 A ETM	NR/NR/NR*	528,310

	Higher Education (4.1%)

	Rhode Island Health and Education Building Corp., Bryant University
1,115,000	4.500%, 12/01/27 Series 2011	NR/NR/NR*	1,134,635
1,455,000	4.750%, 12/01/29 Series 2011	NR/A/NR	1,482,121
1,000,000	5.000%, 12/01/30 Series 2011	NR/A/NR	1,019,680
1,425,000	5.000%, 12/01/31 Series 2011	NR/A/NR	1,453,044

	Rhode Island Health and Educational Building Corp., Higher Education Facility, Rhode Island School of Design
3,000,000	3.500%, 06/01/29 Series 2012	A1/NR/A+	3,088,950
2,500,000	4.000%, 06/01/31 Series 2012	A1/NR/A+	2,586,225

	Total Higher Education		10,764,655

	Public School (1.4%)

	Rhode Island Health and Education Building Corp., Public School Financing Program, City of Newport
1,000,000	4.000%, 05/15/27 Series 2013 C	NR/AA+/NR	1,033,790

	Rhode Island Health and Education Building Corp., Public School Financing Program, East Greenwich
1,000,000	3.375%, 05/15/30	Aa1/AA+/NR	1,028,100

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of North Kingstown
1,500,000	3.750%, 05/15/28 Series 2013 A	Aa2/AA+/NR	1,547,040

	Total Public School		3,608,930

	Other Revenue (0.2%)

	State of Rhode Island Depositors Economic Protection Corp.
250,000	5.750%, 08/01/21 Series A AGMC Insured ETM	NR/NR/NR*	250,995
215,000	6.375%, 08/01/22 Series A NPFG Insured ETM	NR/NR/NR*	227,724

	Total Other Revenue		478,719

	Total Pre-Refunded\ Escrowed to Maturity Revenue Bonds		15,380,614

	Total Pre-Refunded\ Escrowed to Maturity Bonds		19,420,983

	Total Municipal Bonds (cost $246,705,625)		260,492,148

Shares	Short-Term Investment (1.6%)

4,232,984	Dreyfus Treasury Obligations Cash Management - Institutional Shares, 0.01%** (cost $4,232,984)	Aaa-mf/AAAm/NR	4,232,984

	Total Investments (cost $250,938,609-note b)	100.3%	264,725,132
	Other assets less liabilities	(0.3)	(671,599)
	Net Assets	100.0%	$ 264,053,533

Portfolio Distribution By Quality Rating	Percent of Investments†
Aaa of Moody's or AAA and SP-1+ of S&P or Fitch	11.8%
Pre-refunded bonds\ ETM bonds††	7.5
Aa of Moody's or AA of S&P or Fitch	67.7
A of Moody's or S&P or Fitch	9.5
Baa of Moody's or BBB of S&P or Fitch	3.5
100.0%

PORTFOLIO ABBREVIATIONS:
AGMC - Assured Guaranty Municipal Corp.
BAMI - Build America Mutual Insurance
COP - Certificates of Participation
ETM - Escrowed to Maturity
MAC - Municipal Assurance Corp.
NPFG - National Public Finance Guarantee
NR - Not Rated

*	Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO") has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by a NRSRO.

**	The rate is an annualized seven-day yield at period end.

***	Variable rate.

†	Where applicable, calculated using the highest rating of the three NRSRO. Percentages in this table do not include the Short-Term Investment.

††	Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date. Escrowed to Maturity bonds are bonds where money has been placed in the escrow account which is used to pay principal and interest through the bond's originally scheduled maturity date. Escrowed to Maturity are shown as ETM. All other securities in the category are pre-refunded.

†††	Security purchased on a delayed delivery or when-issued basis.

See accompanying notes to financial statements.

AQUILA NARRAGANSETT TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2021

(unaudited)

(a)	Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b)	At June 30, 2021, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $250,938,609 amounted to $13,786,523, which consisted of aggregate gross unrealized appreciation of $13,840,308 and aggregate gross unrealized depreciation of $53,785.

(c)	Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of June 30, 2021:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices- Short-Term Investment	$4,232,984
Level 2 – Other Significant Observable Inputs- Municipal Bonds	260,492,148
Level 3 – Significant Unobservable Inputs	–
Total	$264,725,132
+ See schedule of investments for a detailed listing of securities.